GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-      GENERAL

a.	Business and organization:

Top Image Systems Ltd. and its subsidiaries (collectively the "Company" or "TIS") are engaged in the development and marketing of a variety of information recognition systems and technologies and automated document capture solutions for the efficient flow of information within and between organizations. The Company's software minimizes the need for manual data entry by automatically capturing, reading, understanding, identifying, processing, classifying and routing the information contained in documents, increasing data capture accuracy and the rate of information processing.

The Company operates in one reportable segment and its revenues are mainly derived from the sale of its products, professional services, maintenance and technical support.

As for information regarding the major customers of the Company see Note 13b.

The Company's shares are traded on The NASDAQ Stock Market LLC in the United States and on the Tel-Aviv Stock Exchange ("TASE").

b.	The Company's main marketing and sales activities are conducted through its subsidiaries in the United States, the United Kingdom, Germany, Japan and Singapore.

c.
On January 4, 2009, the Company acquired the remaining 49% of the outstanding shares of Asiasoft Global Pte. Ltd. ("ASG"), its subsidiary, in exchange of 400,000 TIS Ordinary shares (the Company's price per share at this date was $ 0.67). As a result of this transaction, ASG became a wholly-owned subsidiary of TIS.

d.	Discontinued operations:

In December 2008, the Company decided to shut down and terminate its facilities and the business activities in Guangzhou located in southern China ("TIS GZ"). Pursuant to this decision, the Company stopped the marketing and deployment of capture solutions development projects in one Southern China region, and therefore, terminated all the employment contracts of the Guangzhou team and closed its facilities. The results of operations of this business for the year ended December 31, 2009 is reflected in the statements of operations in the line item called "Income from discontinued operations, net of tax".

The Company has accounted for discontinued operations, in accordance with ASC 205-20, "Discontinued Operations".  As such, the results of operations, including revenues, cost of revenues, operating expenses, and other income and expenses related to the prior periods of the discontinued operation, have been reclassified in the accompanying statements of operations as discontinued operations.

The disposal of the TIS GZ business meets the criteria of discontinued operations under ASC 205-20.